Form N-1A Cover	Aug. 01, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	WILLIAMSBURG INVESTMENT TRUST
Document Effective Date	Aug. 01, 2026
Entity Central Index Key	0000842512
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Prospectus Date	Aug. 01, 2026